CAPITAL STOCK - Change in Contributed Surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	$ 0		$ 0
Change in excess tax benefit on outstanding share-based awards	824	$ 5,306	21
Share-based compensation expense credited to capital on options exercised	0	0	0
Share-based compensation expense for stock options	879	738	645
Increase (decrease) in contributed surplus	(34,384)	(29,090)	(29,890)
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	(672)	0	(38)
Change in excess tax benefit on outstanding share-based awards	824	5,306	21
Share-based compensation expense credited to capital on options exercised	(737)	(50)	(976)
Share-based compensation expense for stock options	879	738	701
Increase (decrease) in contributed surplus	294	5,994	(292)
Contributed surplus | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense for stock options	$ 879	$ 738	$ 701